iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 20,763 $ 2,080,037
Expeditors International of Washington, Inc.
(a)
...... 27,626 3,516,790
United Parcel Service, Inc. , Class B ............ 129,334 24,202,272
29,799,099
a
Automobile Components  —  0 .2%
Aptiv PLC
(b)
............................. 48,427 5,302,272
Autoliv, Inc. ............................. 14,638 1,477,414
BorgWarner, Inc. ......................... 41,678 1,938,027
8,717,713
a
Automobiles  —  3 .7%
Harley-Davidson, Inc. ...................... 24,161 932,856
Lucid Group, Inc.
(a) (b)
....................... 161,279 1,227,333
Rivian Automotive, Inc. , Class A
(a) (b)
............. 115,086 3,180,977
Tesla, Inc.
(a) (b)
........................... 510,053 136,403,474
141,744,640
a
Banks  —  1 .0%
Bank of Hawaii Corp. ...................... 7,495 428,189
Cathay General Bancorp .................... 12,685 482,537
Citizens Financial Group, Inc. ................ 86,616 2,794,232
Comerica, Inc. ........................... 23,358 1,260,398
Huntington Bancshares, Inc. ................. 259,192 3,172,510
International Bancshares Corp. ............... 10,252 508,909
KeyCorp ............................... 166,535 2,050,046
M&T Bank Corp. ......................... 30,054 4,203,352
Old National Bancorp ...................... 51,691 880,298
PNC Financial Services Group, Inc. (The) ........ 71,375 9,770,524
Regions Financial Corp. .................... 167,659 3,415,214
Truist Financial Corp. ...................... 237,539 7,891,046
Zions Bancorp NA ........................ 26,701 1,021,313
37,878,568
a
Beverages  —  2 .5%
Coca-Cola Co. (The) ...................... 734,931 45,514,277
Keurig Dr Pepper, Inc. ..................... 163,509 5,560,941
PepsiCo, Inc. ........................... 246,285 46,168,586
97,243,804
a
Biotechnology  —  2 .9%
AbbVie, Inc. ............................ 315,456 47,185,909
Amgen, Inc. ............................ 95,523 22,366,710
Biogen, Inc.
(b)
........................... 25,849 6,984,141
BioMarin Pharmaceutical, Inc.
(b)
............... 33,514 2,946,886
Gilead Sciences, Inc. ...................... 223,381 17,008,229
Vertex Pharmaceuticals, Inc.
(b)
................ 45,976 16,199,184
112,691,059
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 19,115 543,822
Nordstrom, Inc. .......................... 18,009 416,188
960,010
a
Building Products  —  1 .1%
A O Smith Corp. ......................... 22,359 1,623,934
Allegion PLC ............................ 15,875 1,855,153
Builders FirstSource, Inc.
(b)
.................. 24,682 3,564,821
Carrier Global Corp. ....................... 148,998 8,872,831
Fortune Brands Innovations, Inc. .............. 22,949 1,630,985
Johnson Controls International PLC ............ 122,807 8,541,227
Lennox International, Inc. ................... 5,726 2,103,961
Masco Corp. ............................ 40,358 2,448,924
Owens Corning .......................... 16,239 2,273,298
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 40,973 $ 8,171,655
41,086,789
a
Capital Markets  —  3 .9%
Ameriprise Financial, Inc. ................... 18,808 6,553,648
Bank of New York Mellon Corp. (The) ........... 143,835 6,524,356
BlackRock, Inc.
(c)
......................... 26,759 19,770,887
Charles Schwab Corp. (The) ................. 268,759 17,764,970
CME Group, Inc. , Class A ................... 64,351 12,803,275
FactSet Research Systems, Inc. ............... 6,836 2,973,933
Franklin Resources, Inc. .................... 54,096 1,581,767
Intercontinental Exchange, Inc. ............... 100,089 11,490,217
Invesco Ltd. ............................ 62,718 1,053,662
MarketAxess Holdings, Inc. .................. 6,748 1,816,697
Moody's Corp. ........................... 29,444 10,386,371
Morgan Stanley .......................... 224,345 20,541,028
Nasdaq, Inc. ............................ 61,066 3,083,222
Northern Trust Corp. ....................... 37,236 2,983,348
S&P Global, Inc. ......................... 58,643 23,135,250
State Street Corp. ........................ 60,175 4,359,077
T Rowe Price Group, Inc. ................... 40,049 4,936,440
151,758,148
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 39,719 12,127,402
Albemarle Corp. ......................... 20,944 4,445,992
Axalta Coating Systems Ltd.
(b)
................ 39,199 1,254,368
Ecolab, Inc. ............................ 45,819 8,391,292
HB Fuller Co. ........................... 9,342 691,588
International Flavors & Fragrances, Inc. .......... 45,814 3,876,323
Linde PLC ............................. 87,678 34,253,164
Minerals Technologies, Inc. .................. 5,855 359,204
Mosaic Co. (The) ......................... 59,396 2,420,981
PPG Industries, Inc. ....................... 42,124 6,061,644
Sherwin-Williams Co. (The) .................. 43,906 12,140,009
86,021,967
a
Commercial Services & Supplies  —  0 .2%
ACCO Brands Corp. ....................... 15,760 95,978
Copart, Inc.
(b)
........................... 76,663 6,776,243
Deluxe Corp. ............................ 7,560 143,564
HNI Corp. .............................. 8,765 254,974
Interface, Inc. ........................... 10,647 104,021
Steelcase, Inc. , Class A .................... 14,799 126,828
Tetra Tech, Inc. .......................... 9,513 1,609,695
9,111,303
a
Communications Equipment  —  1 .2%
Cisco Systems, Inc. ....................... 732,400 38,114,096
CommScope Holding Co., Inc.
(b)
............... 37,755 169,898
F5, Inc.
(b)
.............................. 10,860 1,718,486
Motorola Solutions, Inc. .................... 29,888 8,566,797
48,569,277
a
Construction & Engineering  —  0 .2%
EMCOR Group, Inc. ....................... 8,541 1,836,657
Granite Construction, Inc. ................... 8,216 336,281
MDU Resources Group, Inc. ................. 34,598 765,308
Quanta Services, Inc. ...................... 25,965 5,235,063
8,173,309
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 48,416 1,478,625
American Express Co. ..................... 113,114 19,102,692
Discover Financial Services .................. 46,390 4,896,464

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 76,633 $ 2,646,904
28,124,685
a
Consumer Staples Distribution & Retail  —  0 .6%
Kroger Co. (The) ......................... 121,746 5,921,725
Sysco Corp. ............................ 90,643 6,916,967
Target Corp. ............................ 82,344 11,237,486
United Natural Foods, Inc.
(b)
.................. 10,667 221,874
24,298,052
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 14,504 2,668,881
Ball Corp. .............................. 56,322 3,305,538
International Paper Co. ..................... 59,360 2,140,522
Sealed Air Corp. ......................... 26,156 1,193,237
Sonoco Products Co. ...................... 17,208 1,009,077
10,317,255
a
Distributors  —  0 .1%
LKQ Corp. ............................. 47,804 2,619,181
Pool Corp. ............................. 7,037 2,707,416
5,326,597
a
Diversified Telecommunication Services  —  0 .7%
Liberty Global PLC , Class A
(b)
................ 29,714 551,789
Liberty Global PLC , Class C , NVS
(b)
............ 46,858 925,914
Lumen Technologies, Inc. ................... 183,981 329,326
Verizon Communications, Inc. ................ 751,007 25,594,319
27,401,348
a
Electric Utilities  —  0 .3%
Eversource Energy ....................... 62,533 4,523,012
Exelon Corp. ............................ 177,454 7,428,224
11,951,236
a
Electrical Equipment  —  0 .6%
Acuity Brands, Inc. ........................ 5,597 924,848
Eaton Corp. PLC ......................... 71,156 14,609,750
Rockwell Automation, Inc. ................... 20,567 6,916,477
Sensata Technologies Holding PLC ............ 27,056 1,143,116
23,594,191
a
Electronic Equipment, Instruments & Components  —  0 .7%
Cognex Corp. ........................... 30,601 1,671,427
Corning, Inc. ............................ 143,817 4,881,149
Flex Ltd.
(b)
.............................. 81,123 2,219,525
Itron, Inc.
(b)
............................. 8,342 656,265
Keysight Technologies, Inc.
(b)
................. 31,860 5,132,009
TE Connectivity Ltd. ....................... 56,590 8,120,099
Trimble, Inc.
(b)
........................... 44,343 2,385,654
Zebra Technologies Corp. , Class A
(b)
............ 9,191 2,830,460
27,896,588
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 180,942 6,475,914
Core Laboratories, Inc. ..................... 8,732 226,945
Halliburton Co. .......................... 161,483 6,310,756
NOV, Inc. .............................. 71,053 1,426,744
TechnipFMC PLC
(b)
....................... 78,929 1,447,558
15,887,917
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 49,049 6,687,831
Walt Disney Co. (The)
(b)
.................... 326,662 29,036,985
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 412,193 5,387,363
41,112,179
a
Security Shares Value
a
Financial Services  —  4 .0%
Equitable Holdings, Inc. .................... 64,223 $ 1,842,558
Fidelity National Information Services, Inc. ........ 105,755 6,385,487
Mastercard, Inc. , Class A .................... 152,199 60,009,022
PayPal Holdings, Inc.
(b)
..................... 190,776 14,464,636
Visa, Inc. , Class A ........................ 290,566 69,076,255
Voya Financial, Inc. ....................... 17,689 1,313,585
Western Union Co. (The) ................... 55,454 675,430
153,766,973
a
Food Products  —  1 .7%
Archer-Daniels-Midland Co. .................. 97,735 8,303,566
Bunge Ltd. ............................. 26,710 2,902,576
Campbell Soup Co. ....................... 34,818 1,595,361
Conagra Brands, Inc. ...................... 85,155 2,793,936
Darling Ingredients, Inc.
(b)
................... 28,355 1,963,584
General Mills, Inc. ........................ 105,117 7,856,445
Hain Celestial Group, Inc. (The)
(b)
.............. 16,887 213,958
Hormel Foods Corp. ....................... 54,082 2,210,872
Ingredion, Inc. ........................... 11,754 1,307,750
J M Smucker Co. (The) ..................... 19,070 2,872,895
Kellogg Co. ............................. 49,033 3,279,817
Kraft Heinz Co. (The) ...................... 142,641 5,160,751
Lamb Weston Holdings, Inc. ................. 25,970 2,691,271
McCormick & Co., Inc. , NVS ................. 44,779 4,006,825
Mondelez International, Inc. , Class A ............ 243,833 18,075,340
65,234,947
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 25,843 3,145,352
New Jersey Resources Corp. ................. 17,075 763,252
UGI Corp. .............................. 37,733 1,018,414
4,927,018
a
Ground Transportation  —  1 .4%
ArcBest Corp. ........................... 4,500 523,440
Avis Budget Group, Inc.
(b)
................... 3,872 852,963
CSX Corp. ............................. 366,367 12,207,348
JB Hunt Transport Services, Inc. .............. 14,858 3,030,141
Knight-Swift Transportation Holdings, Inc. , Class A .. 28,802 1,749,722
Norfolk Southern Corp. ..................... 40,706 9,508,515
Ryder System, Inc. ........................ 8,316 849,479
U-Haul Holding Co. , Series N , NVS ............. 17,354 992,822
Union Pacific Corp. ....................... 109,122 25,318,486
55,032,916
a
Health Care Equipment & Supplies  —  1 .8%
Align Technology, Inc.
(b)
..................... 13,035 4,925,796
Becton Dickinson & Co. .................... 50,791 14,151,388
Cooper Companies, Inc. (The) ................ 8,807 3,445,827
Dentsply Sirona, Inc. ...................... 37,649 1,563,186
Dexcom, Inc.
(b)
.......................... 69,328 8,635,496
Edwards Lifesciences Corp.
(b)
................ 108,396 8,896,060
Hologic, Inc.
(b)
........................... 44,113 3,503,454
IDEXX Laboratories, Inc.
(b)
................... 14,814 8,217,770
Insulet Corp.
(b)
........................... 12,482 3,454,394
ResMed, Inc. ........................... 26,324 5,853,141
STERIS PLC ............................ 17,692 3,990,431
Zimmer Biomet Holdings, Inc. ................ 37,526 5,184,217
71,821,160
a
Health Care Providers & Services  —  2 .1%
AmerisourceBergen Corp. ................... 30,744 5,746,054
Cardinal Health, Inc. ....................... 46,079 4,214,846
Centene Corp.
(b)
......................... 98,494 6,706,457
Cigna Group (The) ........................ 53,120 15,675,712
DaVita, Inc.
(b)
............................ 9,602 979,308

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Elevance Health, Inc. ...................... 42,437 $ 20,014,562
HCA Healthcare, Inc. ...................... 37,184 10,144,167
Henry Schein, Inc.
(a) (b)
...................... 23,470 1,849,201
Humana, Inc. ........................... 22,387 10,227,053
Laboratory Corp. of America Holdings ........... 15,911 3,403,840
Patterson Companies, Inc. .................. 15,656 514,926
Pediatrix Medical Group, Inc.
(b)
................ 14,428 198,096
Quest Diagnostics, Inc. ..................... 20,005 2,704,876
Select Medical Holdings Corp. ................ 19,076 572,471
82,951,569
a
Health Care REITs  —  0 .3%
Healthpeak Properties, Inc. .................. 98,187 2,143,422
Ventas, Inc. ............................ 71,308 3,459,864
Welltower, Inc. ........................... 88,764 7,291,963
12,895,249
a
Health Care Technology  —  0 .0%
Teladoc Health, Inc.
(b)
...................... 28,883 859,847
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 127,174 2,340,002
a
Hotels, Restaurants & Leisure  —  2 .9%
Aramark ............................... 41,638 1,680,926
Booking Holdings, Inc.
(b)
.................... 6,730 19,993,484
Choice Hotels International, Inc.
(a)
.............. 5,909 772,602
Darden Restaurants, Inc. ................... 21,633 3,654,246
Domino's Pizza, Inc. ....................... 6,347 2,518,109
Hilton Worldwide Holdings, Inc. ............... 47,542 7,392,306
Jack in the Box, Inc. ....................... 3,715 369,308
Marriott International, Inc. , Class A ............. 46,957 9,476,392
McDonald's Corp. ........................ 130,542 38,274,914
Royal Caribbean Cruises Ltd.
(b)
............... 40,981 4,471,437
Starbucks Corp. .......................... 205,545 20,877,206
Vail Resorts, Inc. ......................... 7,155 1,684,931
111,165,861
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 4,070 128,083
Garmin Ltd. ............................. 27,470 2,908,798
La-Z-Boy, Inc. ........................... 7,203 225,958
Meritage Homes Corp. ..................... 6,681 995,135
Mohawk Industries, Inc.
(b)
................... 9,680 1,029,371
Newell Brands, Inc. ....................... 70,847 790,653
Whirlpool Corp. .......................... 9,760 1,407,978
7,485,976
a
Household Products  —  2 .4%
Church & Dwight Co., Inc. ................... 43,736 4,184,223
Clorox Co. (The) ......................... 22,002 3,332,863
Colgate-Palmolive Co. ..................... 141,404 10,783,469
Kimberly-Clark Corp. ...................... 60,355 7,791,831
Procter & Gamble Co. (The) ................. 421,850 65,935,155
92,027,541
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 9,609 781,212
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 98,652 10,999,698
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 165,144 20,601,714
a
Security Shares Value
a
Insurance  —  2 .2%
Allstate Corp. (The) ....................... 47,069 $ 5,303,735
Arthur J Gallagher & Co. .................... 38,290 8,224,692
Chubb Ltd. ............................. 74,077 15,142,080
Hartford Financial Services Group, Inc. (The) ...... 55,872 4,016,079
Lincoln National Corp. ..................... 30,377 851,771
Loews Corp. ............................ 35,094 2,198,639
Marsh & McLennan Companies, Inc. ............ 88,538 16,682,330
Principal Financial Group, Inc. ................ 43,232 3,452,940
Progressive Corp. (The) .................... 104,703 13,190,484
Prudential Financial, Inc. .................... 65,615 6,331,191
Travelers Companies, Inc. (The) ............... 41,306 7,129,829
Willis Towers Watson PLC ................... 19,047 4,025,202
86,548,972
a
Interactive Media & Services  —  7 .0%
Alphabet, Inc. , Class A
(b)
.................... 1,065,026 141,350,251
Alphabet, Inc. , Class C , NVS
(b)
................ 960,457 127,846,431
ZoomInfo Technologies, Inc.
(b)
................ 50,592 1,293,637
270,490,319
a
IT Services  —  1 .9%
Accenture PLC , Class A .................... 112,930 35,725,405
Akamai Technologies, Inc.
(b)
.................. 27,943 2,640,613
Cognizant Technology Solutions Corp. , Class A ..... 91,085 6,014,343
International Business Machines Corp. .......... 162,203 23,386,429
Okta, Inc. , Class A
(b)
....................... 27,542 2,116,878
Twilio, Inc. , Class A
(b)
...................... 31,772 2,097,905
71,981,573
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 23,787 1,535,689
Mattel, Inc.
(b)
............................ 63,210 1,346,373
Topgolf Callaway Brands Corp.
(b)
.............. 27,097 541,127
3,423,189
a
Life Sciences Tools & Services  —  1 .7%
Agilent Technologies, Inc. ................... 52,752 6,423,611
Bio-Techne Corp. ......................... 28,336 2,363,222
Danaher Corp. .......................... 123,857 31,590,966
Illumina, Inc.
(b)
........................... 28,143 5,407,678
IQVIA Holdings, Inc.
(b)
...................... 33,356 7,463,739
Mettler-Toledo International, Inc.
(b)
............. 3,952 4,969,521
Waters Corp.
(b)
.......................... 10,620 2,933,350
West Pharmaceutical Services, Inc. ............ 13,271 4,884,259
66,036,346
a
Machinery  —  3 .3%
AGCO Corp. ............................ 11,477 1,527,589
Caterpillar, Inc. .......................... 92,331 24,483,411
Cummins, Inc. ........................... 25,279 6,592,763
Deere & Co. ............................ 50,339 21,625,635
Dover Corp. ............................ 24,941 3,640,638
Flowserve Corp. ......................... 23,874 901,482
Fortive Corp. ............................ 63,173 4,949,605
Graco, Inc. ............................. 29,841 2,367,287
IDEX Corp. ............................. 13,538 3,057,016
Illinois Tool Works, Inc. ..................... 54,517 14,355,417
Ingersoll Rand, Inc. ....................... 72,242 4,715,235
Lincoln Electric Holdings, Inc. ................ 10,297 2,066,711
Middleby Corp. (The)
(b)
..................... 9,099 1,381,683
PACCAR, Inc. ........................... 93,264 8,032,828
Parker-Hannifin Corp. ...................... 22,934 9,403,169
Pentair PLC ............................ 29,354 2,040,103
Snap-on, Inc. ........................... 9,471 2,580,279
Stanley Black & Decker, Inc. ................. 27,373 2,717,318
Tennant Co. ............................ 3,360 269,606

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Machinery (continued)
Timken Co. (The) ......................... 11,840 $ 1,099,462
Westinghouse Air Brake Technologies Corp. ....... 32,194 3,813,057
Xylem, Inc. ............................. 42,959 4,843,627
126,463,921
a
Media  —  0 .1%
Cable One, Inc. .......................... 815 590,011
John Wiley & Sons, Inc. , Class A .............. 7,995 273,669
New York Times Co. (The) , Class A ............. 26,372 1,074,923
Omnicom Group, Inc. ...................... 36,018 3,047,843
Scholastic Corp. ......................... 4,687 202,431
5,188,877
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc. ............ 6,007 227,485
Newmont Corp. .......................... 141,955 6,092,708
Schnitzer Steel Industries, Inc. , Class A .......... 4,760 172,360
6,492,553
a
Multi-Utilities  —  0 .5%
Avista Corp. ............................ 12,983 501,663
CMS Energy Corp. ........................ 52,160 3,185,411
Consolidated Edison, Inc. ................... 61,960 5,877,525
Sempra ............................... 56,281 8,386,995
17,951,594
a
Office REITs  —  0 .1%
Boston Properties, Inc. ..................... 26,825 1,787,350
Corporate Office Properties Trust .............. 20,766 539,916
2,327,266
a
Oil, Gas & Consumable Fuels  —  1 .3%
Cheniere Energy, Inc. ...................... 43,550 7,049,003
HF Sinclair Corp. ......................... 27,867 1,451,592
Marathon Petroleum Corp. .................. 78,986 10,506,718
ONEOK, Inc. ............................ 80,212 5,377,412
Phillips 66 .............................. 82,435 9,195,624
Valero Energy Corp. ....................... 65,791 8,481,118
Williams Companies, Inc. (The) ............... 217,904 7,506,793
49,568,260
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 28,461 1,316,606
Southwest Airlines Co. ..................... 26,352 900,184
2,216,790
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 41,434 7,458,120
a
Pharmaceuticals  —  2 .3%
Bristol-Myers Squibb Co. .................... 376,106 23,390,032
Jazz Pharmaceuticals PLC
(b)
................. 11,227 1,464,225
Merck & Co., Inc. ......................... 453,777 48,395,317
Zoetis, Inc. , Class A ....................... 82,744 15,563,319
88,812,893
a
Professional Services  —  0 .8%
ASGN, Inc.
(b)
............................ 8,841 674,745
Automatic Data Processing, Inc. ............... 74,110 18,324,439
Broadridge Financial Solutions, Inc. ............ 21,047 3,534,212
Exponent, Inc. ........................... 8,890 796,366
Heidrick & Struggles International, Inc. .......... 3,287 89,636
ICF International, Inc. ...................... 3,491 410,507
Kelly Services, Inc. , Class A , NVS ............. 6,251 114,518
ManpowerGroup, Inc. ...................... 9,105 718,202
Paycom Software, Inc. ..................... 9,707 3,579,553
Resources Connection, Inc. .................. 6,416 102,528
Security Shares Value
a
Professional Services (continued)
Robert Half, Inc. ......................... 19,065 $ 1,413,670
TransUnion ............................. 34,646 2,760,940
TrueBlue, Inc.
(b)
.......................... 6,342 94,813
32,614,129
a
Real Estate Management & Development  —  0 .2%
Anywhere Real Estate, Inc.
(b)
................. 20,565 172,335
CBRE Group, Inc. , Class A
(b)
................. 55,581 4,630,453
Jones Lang LaSalle, Inc.
(b)
................... 8,547 1,423,503
6,226,291
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 24,976 4,711,723
Equity Residential ........................ 64,499 4,253,064
UDR, Inc. .............................. 55,930 2,286,418
11,251,205
a
Retail REITs  —  0 .2%
Federal Realty Investment Trust ............... 13,167 1,336,714
Macerich Co. (The) ....................... 38,198 487,024
Simon Property Group, Inc. .................. 58,252 7,258,199
9,081,937
a
Semiconductors & Semiconductor Equipment  —  10 .0%
Advanced Micro Devices, Inc.
(b)
............... 287,790 32,923,176
Analog Devices, Inc. ....................... 90,467 18,050,881
Applied Materials, Inc. ..................... 151,126 22,909,190
First Solar, Inc.
(b)
......................... 18,155 3,765,347
Intel Corp. ............................. 745,853 26,679,162
Lam Research Corp. ...................... 24,137 17,342,193
Microchip Technology, Inc. ................... 97,980 9,204,241
NVIDIA Corp. ........................... 441,676 206,390,778
NXP Semiconductors NV ................... 46,447 10,356,752
ON Semiconductor Corp.
(b)
.................. 77,172 8,315,283
Skyworks Solutions, Inc. .................... 28,358 3,243,305
Texas Instruments, Inc. ..................... 162,245 29,204,100
388,384,408
a
Software  —  17 .8%
Adobe, Inc.
(b)
............................ 82,027 44,800,687
ANSYS, Inc.
(b)
........................... 15,522 5,310,076
Atlassian Corp. , Class A
(b)
................... 26,850 4,885,089
Autodesk, Inc.
(b)
.......................... 38,418 8,144,232
Black Knight, Inc.
(b)
........................ 27,853 1,958,623
Cadence Design Systems, Inc.
(b)
.............. 48,871 11,436,303
Fair Isaac Corp.
(b)
......................... 4,477 3,751,592
Fortinet, Inc.
(b)
........................... 119,191 9,263,524
Gen Digital, Inc. .......................... 102,599 1,995,550
Guidewire Software, Inc.
(b)
................... 13,869 1,176,369
HubSpot, Inc.
(b)
.......................... 8,397 4,874,878
Intuit, Inc. .............................. 50,166 25,669,942
Microsoft Corp. .......................... 1,264,518 424,776,886
Oracle Corp. ............................ 289,659 33,956,724
PTC, Inc.
(b)
............................. 19,957 2,909,930
RingCentral, Inc. , Class A
(b)
.................. 14,761 610,515
Roper Technologies, Inc. .................... 19,014 9,374,853
Salesforce, Inc.
(b)
......................... 178,815 40,235,163
ServiceNow, Inc.
(b)
........................ 36,437 21,242,771
Splunk, Inc.
(b)
........................... 28,117 3,045,915
Synopsys, Inc.
(b)
......................... 27,242 12,307,936
Teradata Corp.
(b)
......................... 18,389 1,045,415
VMware, Inc. , Class A
(b)
.................... 42,144 6,643,159
Workday, Inc. , Class A
(b)
.................... 36,487 8,652,162
688,068,294
a

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialized REITs  —  1 .4%
American Tower Corp. ..................... 83,349 $ 15,862,148
Crown Castle, Inc. ........................ 77,612 8,404,603
Digital Realty Trust, Inc. .................... 52,096 6,492,204
Equinix, Inc. ............................ 16,724 13,545,102
Iron Mountain, Inc. ........................ 51,842 3,183,099
PotlatchDeltic Corp. ....................... 14,635 784,875
SBA Communications Corp. , Class A ............ 19,434 4,255,074
52,527,105
a
Specialty Retail  —  2 .7%
AutoNation, Inc.
(a) (b)
....................... 5,990 964,270
Best Buy Co., Inc. ........................ 35,093 2,914,474
Buckle, Inc. (The) ........................ 5,111 186,858
CarMax, Inc.
(a) (b)
.......................... 28,305 2,338,276
Foot Locker, Inc. ......................... 14,684 394,559
GameStop Corp. , Class A
(a) (b)
................. 45,879 1,018,514
Gap, Inc. (The) .......................... 35,230 362,869
Home Depot, Inc. (The) .................... 181,081 60,452,081
Lowe's Companies, Inc. .................... 106,639 24,982,319
ODP Corp. (The)
(b)
........................ 6,276 313,047
Signet Jewelers Ltd. ....................... 7,680 618,163
Tractor Supply Co. ........................ 19,657 4,402,971
Ulta Beauty, Inc.
(b)
........................ 8,979 3,993,859
102,942,260
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ............... 45,782 2,422,784
Hewlett Packard Enterprise Co. ............... 232,374 4,038,660
HP, Inc. ............................... 158,569 5,205,820
Seagate Technology Holdings PLC ............. 33,242 2,110,867
Xerox Holdings Corp. ...................... 21,148 337,945
14,116,076
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Capri Holdings Ltd.
(b)
...................... 22,232 820,583
Columbia Sportswear Co. ................... 6,667 524,093
Deckers Outdoor Corp.
(b)
.................... 4,685 2,547,188
Hanesbrands, Inc. ........................ 63,911 336,811
Nike, Inc. , Class B ........................ 220,320 24,321,125
PVH Corp. ............................. 11,212 1,005,044
Under Armour, Inc. , Class A
(b)
................. 33,221 267,761
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc. , Class C
(a) (b)
............... 33,884 $ 251,419
VF Corp. .............................. 59,778 1,184,202
Wolverine World Wide, Inc. .................. 14,374 182,118
31,440,344
a
Trading Companies & Distributors  —  0 .7%
Air Lease Corp. , Class A .................... 18,999 804,418
Applied Industrial Technologies, Inc. ............ 7,004 1,015,510
Fastenal Co. ............................ 102,131 5,985,898
Ferguson PLC ........................... 36,707 5,932,585
United Rentals, Inc. ....................... 12,426 5,774,114
WW Grainger, Inc. ........................ 8,092 5,975,861
25,488,386
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 34,868 5,140,589
Essential Utilities, Inc. ...................... 44,864 1,897,299
7,037,888
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,972,645,125 ) ............................... 3,856,696,413
a
Short-Term Securities
Money Market Funds  —  4 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(c) (d) (e)
...................... 145,163,402 145,192,435
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(c) (d)
............................ 8,145,248 8,145,248
a
Total Short-Term Securities — 4.0%
(Cost: $ 153,347,711 ) ................................ 153,337,683
Total Investments — 103.7%
(Cost: $ 3,125,992,836 ) ............................... 4,010,034,096
Liabilities in Excess of Other Assets — ( 3 .7 ) % ............... (141,961,918)
Net Assets — 100.0% ................................. $ 3,868,072,178
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,347,044  $ 126,866,779
(a)
$ —  $ (8,317) $ (13,071) $ 145,192,435  145,163,402  $ 49,761
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 10,014,471  —  (1,869,223)
(a)
—  —  8,145,248  8,145,248  112,184  —
BlackRock, Inc. . 18,394,236  20,414  (461,915) 98,015  1,720,137  19,770,887  26,759  135,715  —
$ 89,698  $ 1,707,066
$ 173,108,570
$ 297,660  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
MSCI KLD 400 Social ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 45 09/15/23 $ 10,383 $ 472,752
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,856,696,413  $ —  $ —  $ 3,856,696,413
Short-Term Securities
Money Market Funds ...................................... 153,337,683  —  —  153,337,683
$ 4,010,034,096  $ —  $ —  $ 4,010,034,096
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 472,752  $ —  $ —  $ 472,752
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares